EQUITY	6 Months Ended
Jun. 30, 2021
EQUITY
EQUITY

14. EQUITY

(a)        Issued capital

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Ordinary shares issued and fully paid:
June 30, 2021: 37,948,082, December 31, 2020: 33,988,082, common shares, no par value	390,297	421,988	65,352

A summary of movements in the Company's share capital is as follows:

	Number of shares	Share capital
Ordinary shares issued and fully paid		CNY	US$

At January 1, 2021	33,988,082	390,297	60,444

Ordinary shares issued on Jan 22, 2021 through private placement	3,960,000	31,691	4,908

At June 30, 2021	37,948,082	421,988	65,352

On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares of the Company with an initial exercise price of US$2.35 per share, for gross proceeds of approximately CNY47,484 (US$7,326*), before deducting fees to the placement agent and other estimated offering expenses payable by the Company.

The Company recognized the warrants issued to the investors as derivative financial liabilities (Note 12.2) at the fair value of the warrants on the issue date, which amounted to CNY9,246 (US$1,427*), as the investors have the right to exercise their warrants on a cashless basis according to the agreement clause. Per IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The gross proceeds of this offering less the fair value of warrants issued to investors amounted to CNY38,238 (US$5,899*) and was recorded in share capital.

Upon the closing of this offering and the private placement, the Company paid or committed to pay fees and offering expenses of CNY5,815 (US$898*), which consists of 8% of gross proceeds and certain expenses reimbursement to the placement agent in cash and the offering expenses related to other professional services. The total amount of fees and offering expenses were allocated to the issuance of common shares and investor warrants according to their fair value at the date of issuance. The amount allocated to the issuance of the shares of CNY4,685 (US$723*) have been charged directly to equity as a reduction in share capital. The amount allocated to the issuance of investor warrants of CNY1,130 (US$175*) were expensed and are included in administrative expenses.

*	As the changes in equity from this private placement transaction are dominated in US$, all the amount in US$ of this disclosure paragraph are actual transaction amount and corresponding amount in CNY were translated from US$ at the applicable exchange rate of the transaction date, January 22, 2021.

(b)        Other capital reserves

Other capital reserves of the Company are mainly for the issuance of shares, equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, and deemed contribution from the Shareholder of the Company and related companies.